Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 2,929,000,000	$ 2,496,000,000
Service cost	119,000,000	93,000,000	80,000,000
Interest cost	169,000,000	155,000,000	152,000,000
Plan participants' contributions	0
Actuarial loss (gain)	177,000,000	309,000,000
Benefit payments	(105,000,000)	(93,000,000)
Lump sum settlements	(28,000,000)	(31,000,000)
Federal subsidy on benefits paid	0
Benefit obligation at end of measurement period (a)	3,261,000,000	2,929,000,000	2,496,000,000
Fair value at beginning of measurement period	2,305,000,000	2,089,000,000
Fair value at end of measurement period	2,103,000,000	2,305,000,000	2,089,000,000
Actual return on plan assets	(90,000,000)	321,000,000
Employer contributions	21,000,000	19,000,000
Lump sum settlements, Plan Assets	(28,000,000)	(31,000,000)
Funded (Unfunded) Status	(1,158,000,000)	(624,000,000)
Noncurrent benefit asset	0	6,000,000
Current benefit liability	(21,000,000)	(24,000,000)
Noncurrent benefit liability	(1,137,000,000)	(606,000,000)
Recognized amount	(1,158,000,000)	(624,000,000)
Net actuarial gain (loss)	(1,746,000,000)	(1,398,000,000)
Net prior service credit (cost)	25,000,000	35,000,000
Net transition asset (obligation)	0	0
Recognized amount	(1,721,000,000)	(1,363,000,000)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	181,000,000	186,000,000
Service cost	4,000,000	7,000,000	6,000,000
Interest cost	9,000,000	11,000,000	11,000,000
Plan participants' contributions	13,000,000	11,000,000
Actuarial loss (gain)	(15,000,000)	(11,000,000)
Benefit payments	(25,000,000)	(25,000,000)
Federal subsidy on benefits paid	3,000,000	2,000,000
Benefit obligation at end of measurement period (a)	170,000,000	181,000,000	186,000,000
Fair value at beginning of measurement period	131,000,000	144,000,000
Fair value at end of measurement period	120,000,000	131,000,000	144,000,000
Actual return on plan assets	0
Employer contributions	1,000,000	1,000,000
Funded (Unfunded) Status	(50,000,000)	(50,000,000)
Noncurrent benefit asset	0	0
Current benefit liability	0	0
Noncurrent benefit liability	(50,000,000)	(50,000,000)
Recognized amount	(50,000,000)	(50,000,000)
Net actuarial gain (loss)	67,000,000	63,000,000
Net prior service credit (cost)	0	1,000,000
Net transition asset (obligation)	0	(1,000,000)
Recognized amount	$ 67,000,000	$ 63,000,000